COMMITMENTS AND CONTINGENCIES (Royalties) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 05, 2010
Dynamic Cooling Device [Member]
Royalty Agreement [Line Items]
Royalty rate, up to a certain level ("Net Sale Rate") of net sales (as a percent)	3.00%
Royalty rate, above the Net Sale Rate (as a percent)	2.00%
Royalty expense included in cost of revenues		$ 750	$ 2,060	$ 2,508
Annual license fee		300	300	$ 300
Lump sum payment					$ 3,000
Dynamic Cooling Device [Member] | Minimum [Member]
Royalty Agreement [Line Items]
Minimum annual royalty obligation					$ 750
Dynamic Cooling Device [Member] | Other Receivables [Member]
Royalty Agreement [Line Items]
Unamortized license fee		$ 0	$ 0
Tensor [Member]
Royalty Agreement [Line Items]
Royalty rate		4.50%	4.50%	4.50%
Royalty expense included in cost of revenues		$ 834	$ 879	$ 933